Annual Report




August 31, 2002





[GRAPHIC OMITTED]

HOLLISTER



Phoenix-Hollister Small Cap Value Fund

Phoenix-Hollister Value Equity Fund





[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT


[GRAPHIC OMITTED]


DEAR SHAREHOLDER:

      All of the major stock indexes recorded another poor year for the 12 months ended August 31, 2002. The S&P 500 Index lost 18.00%. The Russell 1000 Index declined 18.85%, the Russell 1000 Growth Index fell 22.17% and the Russell 1000 Value Index dropped 13.14%.

      Small-cap stocks fared no better. The Russell 2000 Index was down 15.44%, the Russell 2000 Growth Index declined 26.02% and the Russell 2000 Value Index lost 5.60%.(1) Your funds have not been immune in this environment. The Phoenix-Hollister Small Cap Value Fund Class A shares fell 11.02% and Phoenix-Hollister Value Equity Fund Class A shares were down 14.97%.

      Many of you may be wondering when you will recover your losses. Of course, no one knows when the market will turn this time. The only sure lesson history has taught us is that the market will go up and it will go down--historically, more up than down, and that is why it is worth while to own some equities.

      How you respond in these uncertain times may be the difference between success and failure, not just in recovering your losses, but going beyond to reach your long-term financial goals. Remember, you are investing because you believe businesses will be worth more in the future, despite frightening and emotional moments along the way.

      Our task as investors is not to be reactive but to be patient. Talk with your financial advisor. Your advisor is eager to discuss the best strategies to help you reach your financial goals. Together, you should:

      o Set a goal and craft a realistic plan to meet it.

      o Diversify and invest for the long term.

      o Review your portfolio with your advisor regularly and rebalance when necessary.

      For more investing perspective, go to the Individual Investors area at PhoenixInvestments.com and click on "Investor Resources."

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
President, Phoenix Funds

AUGUST 31, 2002


(1) THE S&P 500 INDEX AND THE RUSSELL 1000 INDEX MEASURE LARGE-CAP STOCK TOTAL-RETURN PERFORMANCE. THE RUSSELL 1000 GROWTH INDEX MEASURES LARGE-CAP GROWTH-ORIENTED STOCK TOTAL-RETURN PERFORMANCE. THE RUSSELL 1000 VALUE INDEX MEASURES LARGE-CAP VALUE-ORIENTED STOCK TOTAL-RETURN PERFORMANCE. THE RUSSELL 2000 INDEX MEASURES SMALL-CAP STOCK TOTAL-RETURN PERFORMANCE. THE RUSSELL 2000 GROWTH INDEX MEASURES SMALL-CAP GROWTH-ORIENTED STOCK TOTAL-RETURN PERFORMANCE. THE RUSSELL 2000 VALUE INDEX MEASURES SMALL-CAP VALUE-ORIENTED STOCK TOTAL-RETURN PERFORMANCE. THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-HOLLISTER SMALL CAP VALUE FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The fund is designed for long-term investors seeking capital appreciation. Investors should note that the risks of investing in small-company stocks may include relatively low trading volumes, a greater degree of change in earnings, and greater short-term volatility.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED AUGUST 31, 2002?

A: All of the major stock indexes recorded another poor year for the 12 months ended August 31, 2002. The fund has not been immune in this difficult market environment. For the fiscal year ended August 31, 2002, Class A shares fell 11.02%, and Class B shares and Class C shares declined 11.72%. For the same period, the Russell 2000 Index(1) lost 15.44%, and the Russell 2000 Value Index(1) was down 5.60%. The broad-based S&P 500 Index(2) declined 18.00%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results.

Q: WHAT FACTORS HAVE AFFECTED PERFORMANCE OVER THE LAST 12 MONTHS?

A: From the stretch of April through August of this year it was the opposite of the prior eight months. It has been increasingly difficult for companies in the consumer discretionary sector to keep propping the market up, so companies such as Talbot's and Office Depot, which we held in the portfolio, underperformed. Technology and telecommunications continue to erode performance in the indexes, which helped the fund's relative performance. In addition, our relative performance benefited from an overweighting in financials and underweighted positions in utilities, telecommunications services and technology. Consumer staples also contributed positively to the fund's return.

      In terms of market capitalization, from August of 2001 through the spring of 2002 small-cap companies had performed admirably versus their large counterparts. However, the overall erosion in consumer confidence in the last three months has kept mutual fund flows in equities moving out not in, affecting all disciplines and market capitalization ranges. In the last three months, small-caps have fallen victim to this trend, putting performance more in line with large-cap equities.

Q: WHAT WERE YOUR TOP FIVE PERFORMING SECURITIES? WHAT WERE YOUR BOTTOM FIVE PERFORMING STOCKS?

A: Our best performing holdings (based on their weighting in the portfolio) were Dollar Thrifty Automotive, Doral Financial Corp., Renaissancere Holdings, Ltd., Sketchers, and Fresh DelMonte Produce. Our five most disappointing holdings (based on their weighting in the portfolio) were Six Flags, Annuity and Life Reinsurance, ATS Med, Continental Airlines and PixelWorks.






(1) THE RUSSELL 2000 INDEX MEASURES SMALL-CAPITALIZATION STOCK MARKET TOTAL-RETURN PERFORMANCE, AND THE RUSSELL 2000 VALUE INDEX MEASURES SMALL-CAPITALIZATION, VALUE-ORIENTED STOCK MARKET TOTAL-RETURN PERFORMANCE.

(2) THE S&P 500 INDEX MEASURES BROAD STOCK MARKET TOTAL-RETURN PERFORMANCE.

    THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.
2

Q: WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?

A: There is quite a bit of near term uncertainty, so our outlook is tempered with a bias to the downside. The geopolitical outlook is murky with Iraq and Israel; there are growing signs of domestic economic weakness; and the November elections could have a real impact on public policy over the next two years. Within all three of these, we may see a watershed event emerge. This gives us pause as we welcome an event that would hopefully purge the markets of their daily gloom, but it will provide short-term instability. This bear market has tested many investors' resolve, but for patient, long-term investors, this may prove to be an excellent buying opportunity.

                                                                 OCTOBER 1, 2002

PHOENIX-HOLLISTER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS(1)                                    PERIOD ENDING 8/31/02
--------------------------------------------------------------------------------

                                                         INCEPTION    INCEPTION
                                               1 YEAR    TO 8/31/02      DATE
                                               --------  ----------  -----------
        Class A Shares at NAV(2)               (11.02)%     8.13%      11/20/97
        Class A Shares at POP(3)               (16.14)      6.80       11/20/97

        Class B Shares at NAV(2)               (11.72)      7.34       11/20/97
        Class B Shares with CDSC(4)            (15.24)      7.02       11/20/97

        Class C Shares at NAV(2)               (11.72)      7.34       11/20/97
        Class C Shares with CDSC(4)            (11.72)      7.34       11/20/97

        Russell 2000 Value Stock Index(6)       (5.60)      4.07       11/20/97

        S&P 500 Index(7)                       (18.00)      0.40       11/20/97

        Russell 2000 Stock Index(8)            (15.44)     (1.03)      11/20/97

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.
(6) The Russell 2000 Value Stock Index is a measure of small-capitalization, value-oriented stock total return performance. The index's performance does not reflect sales charges.
(7) The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charges.
(8) The Russell 2000 Stock Index is a measure of small-capitalization stock total return performance. The index is no longer used and is provided for general comparative purposes. The index's performance does not reflect sales charges. All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 8/31
--------------------------------------------------------------------------------




[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Phoenix-             Phoenix-              Phoenix-
             Hollister            Hollister             Hollister             Russell 2000                       Russell 2000
             Small Cap Value      Small Cap Value       Small Cap Value       Value Stock         S&P 500        Stock
             Fund Class A(5)      Fund Class B(5)       Fund Class C(5)       Index(6)            Index(7)       Index(8)

11/20/97     $ 9,425.00           $10,000.00            $10,000.00            $10,000.00          $10,000.00     $10,000.00
8/31/98        7,668.16             8,093.43              8,091.01              8,369.65           10,096.90       7,804.00
8/31/99       10,804.60            11,319.80             11,316.40              9,548.56           14,123.60      10,017.00
8/31/00       17,951.50            18,674.30             18,668.70             10,856.40           16,438.30      12,737.00
8/31/01       15,395.40            15,893.80             15,889.00             12,815.00           12,428.70      11,256.00
8/31/02       13,698.20            13,831.40             14,027.20             12,097.40           10,191.70       9,519.00


This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/20/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        8/31/02
--------------------------------------------------------------------------------

As a percentage of equity holdings

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                 27%
Consumer Discretionary     22
Industrials                17
Health Care                 9
Energy                      7
Information Technology      5
Materials                   5
Other                       8

                        See Notes to Financial Statements

PHOENIX-HOLLISTER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
                 TEN LARGEST EQUITY HOLDINGS AT AUGUST 31, 2002
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Cullen/Frost Bankers, Inc.                                              3.8%
    TEXAS-BASED MULTI-BANK HOLDING COMPANY
 2. Valassis Communications, Inc.                                           3.2%
    PRINT MEDIA COMPANY IN THE FIELD OF SALES PROMOTION
 3. Ambac Financial Group, Inc.                                             2.9%
    MUNICIPAL BOND INSURANCE COMPANY
 4. UST, Inc.                                                               2.8%
    DISTRIBUTES TOBACCO PRODUCTS, WINE AND SPIRITS
 5. Terex Corp.                                                             2.6%
    GLOBAL MANUFACTURER OF EQUIPMENT FOR THE CONSTRUCTION,
    INFRASTRUCTURE AND MINING INDUSTRIES.
 6. Doral Financial Corp.                                                   1.9%
    A BANK HOLDING COMPANY OPERATING PRIMARILY IN PUERTO RICO
 7. Texas Industries, Inc.                                                  1.8%
    CEMENT AND AGGREGATE PRODUCER
 8. Hibernia Corp. Class A                                                  1.8%
    LOUISIANA-BASED COMMERCIAL BANK
 9. Southwest Bancorp of Texas, Inc.                                        1.8%
    COMMERCIAL BANK
10. Mylan Laboratories, Inc.                                                1.8%
    PHARMACEUTICAL MANUFACTURER AND DISTRIBUTOR
--------------------------------------------------------------------------------

                         INVESTMENTS AT AUGUST 31, 2002

                                                      SHARES           VALUE
                                                     --------      -------------
COMMON STOCKS--95.0%

AEROSPACE & DEFENSE--1.2%
Integrated Defense Technologies, Inc.(b) .........     97,800      $  2,112,480

AIR FREIGHT & COURIERS--0.7%
Airborne, Inc. ...................................    100,000         1,286,000

APPAREL RETAIL--1.4%
Burlington Coat Factory Warehouse Corporation ....     49,400           973,674
Talbots, Inc. (The) ..............................     47,300         1,474,341
                                                                   ------------
                                                                      2,448,015
                                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.9%
Liz Claiborne, Inc. ..............................     53,800         1,518,236
Nautica Enterprises, Inc.(b) .....................     27,400           327,156
Russell Corp. ....................................     88,600         1,415,828
                                                                   ------------
                                                                      3,261,220
                                                                   ------------
BANKS--10.6%
Cullen/Frost Bankers, Inc. .......................    174,200         6,515,080
First Charter Corp. ..............................     50,100           806,610
Greater Bay Bancorp ..............................     58,800         1,481,760
Hibernia Corp. Class A ...........................    150,000         3,138,000
NetBank, Inc.(b) .................................     77,300           868,079
Southwest Bancorp. of Texas, Inc.(b) .............     82,200         3,121,956
Washington Federal, Inc. .........................     20,000           512,800
Webster Financial Corp. ..........................     47,000         1,792,580
                                                                   ------------
                                                                     18,236,865
                                                                   ------------
BIOTECHNOLOGY--0.4%
Harvard Bioscience, Inc.(b) ......................    145,000           688,750

BROADCASTING & CABLE TV--0.5%
Charter Communications, Inc. Class A(b) ..........    271,700           858,572


                                                      SHARES           VALUE
                                                     --------      -------------
BUILDING PRODUCTS--1.1%
York International Corp. .........................     57,400      $  1,831,060

CASINOS & GAMING--2.1%
Park Place Entertainment Corp.(b) ................    162,700         1,521,245
WMS Industries, Inc.(b) ..........................    144,600         2,089,470
                                                                   ------------
                                                                      3,610,715
                                                                   ------------
COMMERCIAL PRINTING--3.2%
Valassis Communications, Inc.(b) .................    146,900         5,529,316

COMMODITY CHEMICALS--2.1%
Georgia Gulf Corp. ...............................     79,700         2,032,350
Lyondell Chemical Co. ............................    116,000         1,662,280
                                                                   ------------
                                                                      3,694,630
                                                                   ------------
CONSTRUCTION & ENGINEERING--0.8%
MasTec, Inc.(b) ..................................    370,200         1,314,210

CONSTRUCTION MATERIALS--1.8%
Texas Industries, Inc. ...........................    111,900         3,145,509

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--5.0%
Astec Industries, Inc.(b) ........................    205,000         2,720,350
Terex Corp.(b) ...................................    230,600         4,531,290
Trinity Industries, Inc. .........................     80,000         1,451,200
                                                                   ------------
                                                                      8,702,840
                                                                   ------------
CONSUMER FINANCE--1.9%
Doral Financial Corp. ............................     77,600         3,289,464

DATA PROCESSING SERVICES--0.8%
Alliance Data Systems Corp.(b) ...................     72,000         1,296,720

DIVERSIFIED CHEMICALS--0.9%
Olin Corp. .......................................     80,000         1,520,000

                        See Notes to Financial Statements

PHOENIX-HOLLISTER SMALL CAP VALUE FUND

                                                      SHARES           VALUE
                                                     --------      -------------
DIVERSIFIED COMMERCIAL SERVICES--0.5%
Arbitron, Inc.(b) ................................     27,000      $    891,000

DIVERSIFIED FINANCIAL SERVICES--1.5%
American Capital Strategies Ltd. .................    117,000         2,551,770

ELECTRIC UTILITIES--2.2%
Black Hills Corp. ................................     19,100           520,475
Hawaiian Electric Industries, Inc. ...............     58,000         2,613,480
PNM Resources, Inc. ..............................     32,800           724,224
                                                                   ------------
                                                                      3,858,179
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
KEMET Corp.(b) ...................................    100,000         1,205,000
Photon Dynamics, Inc.(b) .........................     75,900         1,584,033
Plexus Corp.(b) ..................................     83,300         1,217,846
Tech Data Corp.(b) ...............................     33,500         1,107,845
                                                                   ------------
                                                                      5,114,724
                                                                   ------------
EMPLOYMENT SERVICES--1.5%
Manpower, Inc. ...................................     76,800         2,543,616

FOOTWEAR--1.3%
Reebok International Ltd.(b) .....................     91,900         2,247,874

GAS UTILITIES--0.5%
UGI Corp. ........................................     25,100           882,265

HEALTH CARE FACILITIES--1.2%
Manor Care, Inc.(b) ..............................     90,000         2,109,600

HOME FURNISHINGS--0.4%
Ethan Allen Interiors, Inc. ......................     19,300           655,814

HOME IMPROVEMENT RETAIL--1.7%
Blue Rhino Corp(b) ...............................     39,800           505,062
Kirkland's, Inc.(b) ..............................    172,900         2,507,050
                                                                   ------------
                                                                      3,012,112
                                                                   ------------
HOMEBUILDING--0.9%
Horton (D.R.),  Inc. .............................     74,000         1,536,240

HOTELS, RESORTS & CRUISE LINES--0.9%
Hilton Hotels Corp. ..............................    127,900         1,472,129

HOUSEHOLD APPLIANCES--1.2%
Toro Co. (The) ...................................     36,400         2,029,300

LEISURE FACILITIES--0.8%
Six Flags, Inc.(b) ...............................    277,900         1,408,953

LEISURE PRODUCTS--1.6%
Hasbro, Inc. .....................................    208,300         2,739,145


                                                      SHARES           VALUE
                                                     --------      -------------
MANAGED HEALTH CARE--3.0%
Health Net, Inc.(b) ..............................     94,500      $  2,199,960
Humana, Inc.(b) ..................................    228,500         3,039,050
                                                                   ------------
                                                                      5,239,010
                                                                   ------------
MARINE--1.0%
Teekay Shipping Corp. ............................     54,600         1,719,900

MOVIES & ENTERTAINMENT--2.6%
4Kids Entertainment, Inc.(b) .....................    110,000         2,161,500
Regal Entertainment Group Class A(b) .............    129,200         2,267,460
                                                                   ------------
                                                                      4,428,960
                                                                   ------------
OFFICE SERVICES & SUPPLIES--0.4%
Steelcase, Inc. Class A ..........................     53,100           661,626

OIL & GAS DRILLING--2.3%
National-Oilwell, Inc.(b) ........................     92,000         1,740,640
Rowan Cos., Inc. .................................    110,000         2,263,800
                                                                   ------------
                                                                      4,004,440
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES--0.7%
Global Industries Ltd.(b) ........................    239,800         1,170,224

OIL & GAS EXPLORATION & PRODUCTION--2.3%
Newfield Exploration Co.(b) ......................     26,100           884,790
Pioneer Natural Resources Co.(b) .................     65,900         1,640,251
Spinnaker Exploration Co.(b) .....................     47,600         1,458,464
                                                                   ------------
                                                                      3,983,505
                                                                   ------------
PHARMACEUTICALS--3.9%
Andrx Group(b) ...................................     82,400         2,029,512
Mylan Laboratories, Inc. .........................     95,300         3,111,545
SICOR, Inc.(b) ...................................    100,000         1,625,000
                                                                   ------------
                                                                      6,766,057
                                                                   ------------
PROPERTY & CASUALTY INSURANCE--7.1%
Ambac Financial Group, Inc. ......................     88,000         5,060,880
Commerce Group, Inc. (The) .......................     45,000         1,741,500
Fremont General Corp. ............................     50,000           262,500
Ohio Casualty Corp.(b) ...........................    165,200         2,772,056
PMA Capital Corp. Class A ........................     68,000         1,273,640
Radian Group, Inc. ...............................     26,000         1,129,960
                                                                   ------------
                                                                     12,240,536
                                                                   ------------
REITS--4.2%
Annaly Mortgage Management, Inc. .................     75,000         1,524,750
FBR Asset Investment Corp. .......................     10,000           338,000
iStar Financial, Inc. ............................     81,100         2,368,120
Prentiss Properties Trust ........................     44,000         1,287,000
RFS Hotel Investors, Inc. ........................     50,000           637,500
Ventas, Inc. .....................................     88,000         1,144,000
                                                                   ------------
                                                                      7,299,370
                                                                   ------------

                        See Notes to Financial Statements

PHOENIX-HOLLISTER SMALL CAP VALUE FUND

                                                      SHARES         VALUE
                                                     --------    -------------
SEMICONDUCTORS--0.9%
ESS Technology, Inc.(b) ..........................     90,000    $  1,075,500
Pixelworks, Inc.(b) ..............................     80,000         452,800
                                                                 ------------
                                                                    1,528,300
                                                                 ------------
SPECIALTY STORES--3.1%
Barnes & Noble, Inc.(b) ..........................     19,000         434,910
Office Depot, Inc.(b) ............................    137,600       1,777,792
Pep Boys-Manny, Moe & Jack (The) .................    100,000       1,420,000
Pier 1 Imports, Inc. .............................     95,100       1,702,290
                                                                 ------------
                                                                   5,334,9929
                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT--1.1%
Harris Corp. .....................................     54,500       1,741,275
Tollgrade Communications, Inc.(b) ................     20,000         230,000
                                                                 ------------
                                                                    1,971,275
                                                                 ------------
TOBACCO--2.8%
UST, Inc. ........................................    136,700       4,744,857

TRUCKING--1.1%
Pacer International, Inc.(b) .....................    147,600       1,918,800

WIRELESS TELECOMMUNICATION SERVICES--0.9%
Boston Communications Group, Inc.(b) .............    167,700       1,521,206

AGRICULTURAL PRODUCTS--1.5%
Fresh Del Monte Produce, Inc. ....................     94,000       2,552,100

REINSURANCE--0.5%
Arch Capital Group Ltd.(b) .......................     33,300         932,733

------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $162,057,058)                                    163,896,978
------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                     --------    -------------
FOREIGN COMMON STOCKS--1.3%

CASINOS & GAMING--0.4%
Magna Entertainment Corp. Class A (Canada)(b) ....    173,800    $    761,244

HOTELS, RESORTS & CRUISE LINES--0.9%
Four Seasons Hotels, Inc. (Canada) ...............     42,700       1,512,434

------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,742,442)                                        2,273,678
------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $164,799,500)                                    166,170,656
------------------------------------------------------------------------------



                                        STANDARD
                                        & POOR'S        PAR
                                         RATING        VALUE
                                       (Unaudited)     (000)
                                        ---------      ------
SHORT-TERM OBLIGATIONS--3.1%

COMMERCIAL PAPER--3.1%
Govco, Inc. 1.88%, 9/3/02                  A-1+        $3,960       3,959,380
Emerson Electric Co. 1.78%, 9/6/02         A-1          1,405       1,404,583

------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,364,239)                                        5,363,963
------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $170,163,739)                                    171,534,619(a)

Other assets and liabilities, net--0.6%                             1,052,881
                                                                 ------------
NET ASSETS--100.0%                                               $172,587,500
                                                                 ============


(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,115,792 and gross depreciation of $14,836,105 for federal income tax purposes. At August 31, 2002, the aggregate cost of securities for federal income tax purposes was $171,254,932.

(b)Non-income producing.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER SMALL CAP VALUE FUND




                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2002


ASSETS
Investment securities at value
   (Identified cost $170,163,739)                                  $171,534,619
Receivables
   Investment securities sold                                         3,088,823
   Fund shares sold                                                     531,278
   Dividends and interest                                               151,306
                                                                   ------------
     Total assets                                                   175,306,026
                                                                   ------------
LIABILITIES
Cash overdraft                                                          229,898
Payables
   Investment securities purchased                                    1,678,571
   Fund shares repurchased                                              479,444
   Distribution fee                                                      93,962
   Transfer agent fee                                                    76,852
   Investment advisory fee                                               71,022
   Professional fee                                                      30,641
   Financial agent fee                                                   16,464
   Trustees' fee                                                          7,389
   Payable to adviser                                                       411
Accrued expenses                                                         33,872
                                                                   ------------
     Total liabilities                                                2,718,526
                                                                   ------------
NET ASSETS                                                         $172,587,500
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $206,514,036
Accumulated net realized loss                                       (35,297,416)
Net unrealized appreciation                                           1,370,880
                                                                   ------------
NET ASSETS                                                         $172,587,500
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $83,005,150)                   7,348,020
Net asset value per share                                                $11.30
Offering price per share $11.30/(1-5.75%)                                $11.99

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $40,381,583)                   3,721,462
Net asset value and offering price per share                             $10.85

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $49,200,767)                   4,535,464
Net asset value and offering price per share                             $10.85




                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME
Dividends                                                          $  2,176,896
Interest                                                                182,918
Foreign taxes withheld                                                   (7,879)
                                                                   ------------
     Total investment income                                          2,351,935
                                                                   ------------
EXPENSES
Investment advisory fee                                               1,641,110
Distribution fee, Class A                                               224,975
Distribution fee, Class B                                               424,888
Distribution fee, Class C                                               498,668
Financial agent fee                                                     188,258
Transfer agent                                                          477,552
Printing                                                                 62,960
Registration                                                             52,930
Professional                                                             37,129
Custodian                                                                27,192
Trustees                                                                 24,022
Miscellaneous                                                            18,368
                                                                   ------------
     Total expenses                                                   3,678,052
     Less expenses borne by investment adviser                         (429,791)
     Custodian fees paid indirectly                                      (2,756)
                                                                   ------------
     Net expenses                                                     3,245,505
                                                                   ------------
NET INVESTMENT LOSS                                                    (893,570)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (11,568,534)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (10,238,352)
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (21,806,886)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(22,700,456)
                                                                   =============

                        See Notes to Financial Statements

PHOENIX-HOLLISTER SMALL CAP VALUE FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   Year Ended           Year Ended
                                                                                                     8/31/02              8/31/01
                                                                                                 --------------       --------------
FROM OPERATIONS
   Net investment income (loss)                                                                   $   (893,570)        $ (1,124,886)
   Net realized gain (loss)                                                                        (11,568,534)         (19,876,866)
   Net change in unrealized appreciation (depreciation)                                            (10,238,352)          (4,117,826)
                                                                                                  ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     (22,700,456)         (25,119,578)
                                                                                                  ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                             (140,168)         (12,419,730)
   Net realized short-term gains, Class B                                                              (67,777)          (4,346,805)
   Net realized short-term gains, Class C                                                              (76,536)          (4,850,026)
   Net realized long-term gains, Class A                                                                    --           (1,369,770)
   Net realized long-term gains, Class B                                                                    --             (479,367)
   Net realized long-term gains, Class C                                                                    --             (534,938)
                                                                                                  ------------         ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                          (284,481)         (24,000,636)
                                                                                                  ------------         ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,995,398 and 4,439,627 shares, respectively)                     37,470,841           64,132,346
   Net asset value of shares issued from reinvestment of
     distributions (10,054 and 933,117 shares, respectively)                                           125,986           12,578,381
   Cost of shares repurchased (2,586,657 and 2,870,749 shares, respectively)                       (31,993,060)         (39,861,105)
                                                                                                  ------------         ------------
Total                                                                                                5,603,767           36,849,622
                                                                                                  ------------         ------------
CLASS B
   Proceeds from sales of shares (1,175,378 and 1,756,123 shares, respectively)                     14,180,441           23,859,681
   Net asset value of shares issued from reinvestment of
     distributions (5,750 and 344,090 shares, respectively)                                             69,074            4,511,062
   Cost of shares repurchased (729,750 and 348,168 shares, respectively)                            (8,619,889)          (4,728,488)
                                                                                                  ------------         ------------
Total                                                                                                5,629,626           23,642,255
                                                                                                  ------------         ------------
CLASS C
   Proceeds from sales of shares (1,647,588 and 1,989,186 shares, respectively)                     19,922,904           27,302,500
   Net asset value of shares issued from reinvestment of
     distributions (5,923 and 378,966 shares, respectively)                                             71,602            4,968,110
   Cost of shares repurchased (809,589 and 275,918 shares, respectively)                            (9,549,583)          (3,672,131)
                                                                                                  ------------         ------------
Total                                                                                               10,444,923           28,598,479
                                                                                                  ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                        21,678,316           89,090,356
                                                                                                  ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                            (1,306,621)          39,970,142

NET ASSETS

Beginning of period                                                                                173,894,121          133,923,979
                                                                                                  ------------         ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0,
     RESPECTIVELY]                                                                                $172,587,500         $173,894,121
                                                                                                  ============         ============

                        See Notes to Financial Statements

PHOENIX-HOLLISTER SMALL CAP VALUE FUND




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                            --------------------------------------------------------------
                                                                                                                  FROM
                                                                      YEAR ENDED AUGUST 31                      INCEPTION
                                                            --------------------------------------------       11/20/97 TO
                                                             2002       2001          2000         1999          8/31/98
Net asset value, beginning of period                        $12.72     $17.90        $11.41       $ 8.11         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           (0.01)     (0.05)        (0.08)        0.01          (0.01)
   Net realized and unrealized gain (loss)                   (1.39)     (2.34)         7.38         3.31          (1.85)
                                                            ------     ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                        (1.40)     (2.39)         7.30         3.32          (1.86)
                                                            ------     ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --         --            --           --          (0.03)
   Dividends from net realized gains                         (0.02)     (2.79)        (0.81)       (0.02)            --
                                                            ------     ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     (0.02)     (2.79)        (0.81)       (0.02)         (0.03)
                                                            ------     ------        ------       ------         ------
Change in net asset value                                    (1.42)     (5.18)         6.49         3.30          (1.89)
                                                            ------     ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                              $11.30     $12.72        $17.90       $11.41         $ 8.11
                                                            ======     ======        ======       ======         ======
Total return(2)                                             (11.02)%   (14.24)%       66.15 %      40.90 %       (18.64)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                   $83,005    $88,174       $79,254      $26,926        $14,519
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                      1.40 %(7)  1.40 %(7)     1.40 %(7)    1.40 %         1.40 %(6)
   Net investment income (loss)                              (0.11)%    (0.39)%       (0.45)%       0.15 %        (0.14)%(6)
Portfolio turnover                                             123 %      229 %         191 %        203 %          105 %(5)


                                                                                     CLASS B
                                                            --------------------------------------------------------------
                                                                                                                  FROM
                                                                      YEAR ENDED AUGUST 31                      INCEPTION
                                                            --------------------------------------------       11/20/97 TO
                                                             2002       2001          2000         1999          8/31/98
Net asset value, beginning of period                        $12.31     $17.54        $11.27       $ 8.07         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           (0.10)     (0.16)        (0.19)       (0.06)         (0.08)
   Net realized and unrealized gain (loss)                   (1.34)     (2.28)         7.27         3.28          (1.82)
                                                            ------     ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                        (1.44)     (2.44)         7.08         3.22          (1.90)
                                                            ------     ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --         --            --           --          (0.03)
   Dividends from net realized gains                         (0.02)     (2.79)        (0.81)       (0.02)            --
                                                            ------     ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     (0.02)     (2.79)        (0.81)       (0.02)         (0.03)
                                                            ------     ------        ------       ------         ------
Change in net asset value                                    (1.46)     (5.23)         6.27         3.20          (1.93)
                                                            ------     ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                              $10.85     $12.31        $17.54       $11.27         $ 8.07
                                                            ======     ======        ======       ======         ======
Total return(2)                                             (11.72)%   (14.89)%       64.97 %      39.86 %       (19.07)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                   $40,382    $40,270       $26,625       $9,494         $5,922

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                      2.15 %(7)  2.15 %(7)     2.15 %(7)    2.15 %         2.15 %(6)
   Net investment income (loss)                              (0.86)%    (1.14)%       (1.20)%      (0.60)%        (1.01)%(6)
Portfolio turnover                                             123 %      229 %         191 %        203 %          105 %(5)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.64%, 1.58%, 1.67%, 1.87% and 3.12% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.39%, 2.33%, 2.42%, 2.62% and 3.87% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS C
                                                           --------------------------------------------------------------------
                                                                                                                      FROM
                                                                          YEAR ENDED AUGUST 31                     INCEPTION
                                                           -------------------------------------------------      11/20/97 TO
                                                             2002           2001          2000         1999          8/31/98
Net asset value, beginning of period                        $12.31         $17.54        $11.27       $ 8.07          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           (0.10)         (0.16)        (0.19)       (0.06)         (0.08)
   Net realized and unrealized gain (loss)                   (1.34)         (2.28)         7.27         3.28          (1.82)
                                                            ------         ------        ------       ------         -------
     TOTAL FROM INVESTMENT OPERATIONS                        (1.44)         (2.44)         7.08         3.22          (1.90)
                                                            ------         ------        ------       ------         -------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --             --            --           --           (0.03)
   Dividends from net realized gains                         (0.02)         (2.79)        (0.81)       (0.02)             --
                                                            ------         ------        ------       ------         -------
     TOTAL DISTRIBUTIONS                                     (0.02)         (2.79)        (0.81)       (0.02)         (0.03)
                                                            ------         ------        ------       ------         -------
Change in net asset value                                    (1.46)         (5.23)         6.27         3.20          (1.93)
                                                            ------         ------        ------       ------         -------
NET ASSET VALUE, END OF PERIOD                              $10.85         $12.31        $17.54       $11.27         $ 8.07
                                                            ======         ======        ======       ======         =======
Total return(2)                                             (11.72)%       (14.89)%       64.97 %      39.86 %       (19.09)%(4)

RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (thousands)              $49,201        $45,450       $28,046       $6,465         $2,770

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                      2.15 %(6)      2.15 %(6)     2.15 %(6)    2.15 %         2.15 %(5)
   Net investment income (loss)                              (0.86)%        (1.14)%       (1.20)%      (0.60)%        (0.98)%(5)
Portfolio turnover                                             123 %          229 %         191 %        203 %          105 %(4)


(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.39%, 2.33%, 2.42%, 2.62% and 3.87% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM


Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund is designed for long-term investors seeking capital appreciation by investing in a diversified portfolio of attractively valued stocks with the potential for price appreciation.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED AUGUST 31, 2002?

A: For the fiscal year ended August 31, 2002, Class A shares fell 14.97%, Class B shares declined 15.57%, and Class C shares lost 15.56%, outperforming the portfolio's benchmark, the S&P 500 Index1, which had a negative return of 18.00%. The Russell 1000 Value Index2 was down 13.13% for the same period. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results.

Q: WHAT MARKET FACTORS AFFECTED PERFORMANCE, IN YOUR VIEW?

A: The stock market decline has taken on many different faces since the first crack was seen in November of 1999. The period of August 2001 through August of 2002 for equities has been declared by many as wilder than 1973-1974, 1990-1991, 1997-1998 and even 1987 in many respects because of its severity. Having seen all of these markets, we would agree with many of the supposed experts. We have witnessed for the last 12 months in order of appearance: a recovering economy, terrorist attacks, anthrax letters, a slowing recovery, corporate fraud in Enron, corporate fraud at Adelphia, a recovering economy, insider trading at ImClone, weak economic data, strong economic data, banking corruption, and now we are back to companies missing quarterly earnings handily and a weakening economy.

      This affected us first in the fact that before the tragedies of September, we had begun to restructure the portfolios for an economic recovery. This obviously ended quickly as executives reigned in capital expenditures for the immediate future. The events in September impacted our portfolios in areas, such as basic materials, transports, and consumer discretionary in an initially negative way. However, we were fortunate enough to recognize that the attacks of September left many industries trading at decade lows, fitting our strategy of buying quality companies during watershed events. So, for the period of October through April buying companies that are economically sensitive, such as Marriott and Hilton, worked very well. During this same time period, our accounts were negatively impacted by the technology and telecommunications sectors. When the market averages began to pick up at the end of September, these two sectors outperformed the market handily. Feeling that both sectors were in the middle of a long stretch of consolidation, we avoided the sector and still do to this day in any meaningful way.

Q: WHAT SPECIFIC STOCKS HELPED OR HURT PERFORMANCE?

A: Our top five contributors to return, based on their weighted contribution, were Alcoa, Cell Therapeutics, Nextel Communications, Delta Air Lines, and Merrill Lynch. The stocks that subtracted from performance were in sectors that the overall market was hurt by as well. The bottom five performers, based on their weighted contribution to return, were Cullen/Frost Bankers, Bank of America, Wells Fargo, Micron Tech, and Compass Bankshares.

                                                                 OCTOBER 1, 2001



(1) THE S&P 500 INDEX MEASURES STOCK MARKET TOTAL-RETURN PERFORMANCE.
(2) THE RUSSELL 1000 VALUE INDEX MEASURES LARGE-CAP VALUE-ORIENTED STOCK TOTAL-RETURN PERFORMANCE.

    THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

PHOENIX-HOLLISTER VALUE EQUITY FUND

--------------------------------------------------------------------------------
 ANNUAL TOTAL RETURNS(1)                                   PERIOD ENDING 8/31/02
--------------------------------------------------------------------------------



                                                         INCEPTION     INCEPTION
                                             1 YEAR      TO 8/31/01       DATE
                                             ------      ----------    ---------
        Class A Shares at NAV(2)             (14.97)%       3.86%       11/5/97
        Class A Shares at POP(3)             (19.86)        2.59        11/5/97

        Class B Shares at NAV(2)             (15.57)        3.08        11/5/97
        Class B Shares with CDSC(4)          (18.90)        2.71        11/5/97

        Class C Shares at NAV(2)             (15.56)        3.09        11/5/97
        Class C Shares with CDSC(4)          (15.56)        3.09        11/5/97

        Russel 1000 Value Stock Index(6)     (13.13)        2.87        11/5/97

        S&P 500 Index(7)                     (18.00)        0.83        11/5/97



(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

(2) NAV (Net Asset Value) total returns do not include the effect of any sales charge.

(3) POP (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

(5) This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.

(6) The Russell 1000 Value Stock Index is a measure of value-oriented stock total return performance. The index's performance does not reflect sales charges.

(7) The S&P 500 Index is a measure of stock market total return performance.

    The index's performance does not reflect sales charges.

    All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



--------------------------------------------------------------------------------
  GROWTH OF $10,000                                         PERIODS ENDING 8/31
--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


           PHOENIX-       PHOENIX-        PHOENIX-
          HOLLISTER      HOLLISTER       HOLLISTER      RUSSELL
            VALUE          VALUE           VALUE          1000
          EQUITY FUND    EQUITY FUND     EQUITY FUND   VALUE STOCK    S&P 500
          CLASS A(5)     CLASS B(5)       CLASS C(5)     INDEX(6)     INDEX(7)
          ----------     ----------      -----------   ----------    ----------

11/4/97   $ 9,425.00     $10,000.00      $10,000.00    $10,000.00    $10,000.00
8/31/98     8,455.82       8,907.98        8,914.38      9,850.46     10,309.60
8/31/99    11,490.70      12,030.50       12,026.70     12,813.50     14,421.10
8/31/00    14,261.30      14,807.60       14,812.90     13,345.80     16,784.50
8/31/01    13,304.50      13,708.90       13,714.70     13,196.60     12,690.50
8/31/02    11,312.50      11,374.60       11,581.20     11,463.20     10,406.30

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/5/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        8/31/02
--------------------------------------------------------------------------------

As a percentage of equity holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                 37%
Industrials                15
Consumer Staples            9
Consumer Discretionary      9
Health Care                 7
Materials                   7
Energy                      5
Other                      11


                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND

--------------------------------------------------------------------------------
                 TEN LARGEST EQUITY HOLDINGS AT AUGUST 31, 2002
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Cullen/Frost Bankers, Inc.                                              3.5%
    TEXAS-BASED MULTI-BANK HOLDING COMPANY
 2. Wells Fargo & Co.                                                       3.2%
    HOLDING COMPANY FOR BANKING-RELATED SUBSIDIARIES
 3. Philip Morris Cos., Inc.                                                3.2%
    MANUFACTURER AND DISTRIBUTOR OF VARIOUS CONSUMER PRODUCTS
 4. Comerica, Inc.                                                          3.1%
    MICHIGAN-BASED COMMERCIAL BANK
 5. Allstate Corp.                                                          3.1%
    PROPERTY AND LIABILITY INSURANCE COMPANY
 6. UST, Inc.                                                               2.9%
    DISTRIBUTES TOBACCO PRODUCTS, WINE AND SPIRITS
 7. Union Pacific Corp.                                                     2.6%
    RAILROAD AND TRUCKING COMPANY
 8. Cendant Corp.                                                           2.4%
    MEMBER-BASED CONSUMER SERVICES PROVIDER
 9. CSX Corp.                                                               2.4%
    RAILROAD AND TRANSPORTATION HOLDING COMPANY
10. Prudential Financial, Inc.                                              2.2%
    FINANCIAL SERVICES PROVIDER OF LIFE INSURANCE, VARIABLE LIFE
    INSURANCE AND INVESTMENT-RELATED PRODUCTS
--------------------------------------------------------------------------------


                         INVESTMENTS AT AUGUST 31, 2002


                                                        SHARES        VALUE
                                                        ------     -----------
COMMON STOCKS--90.3%

AEROSPACE & DEFENSE--2.2%
Boeing Co. (The) ...................................     42,500    $ 1,575,475
General Dynamics Corp. .............................      5,400        424,656
                                                                   -----------
                                                                     2,000,131
                                                                   -----------
ALUMINUM--1.5%
Alcoa, Inc. ........................................     54,400      1,364,896

APPAREL RETAIL--1.0%
Talbots, Inc. (The) ................................     29,500        919,515

AUTO PARTS & EQUIPMENT--1.6%
Johnson Controls, Inc. .............................     17,000      1,466,930

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co. .....................................     27,000        317,790

BANKS--17.4%
Bank of America Corp. ..............................     20,400      1,429,632
Comerica, Inc. .....................................     49,100      2,872,350
Compass Bancshares, Inc. ...........................     47,000      1,578,730
Cullen/Frost Bankers, Inc. .........................     85,700      3,205,180
U.S. Bancorp .......................................     74,200      1,594,558
Union Planters Corp. ...............................     45,150      1,402,359
Washington Mutual, Inc. ............................     26,100        986,841
Wells Fargo & Co. ..................................     56,900      2,969,611
                                                                   -----------
                                                                    16,039,261
                                                                   -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.3%
Caterpillar, Inc. ..................................     28,400      1,239,376

CONSUMER FINANCE--1.3%
MBNA Corp. .........................................     60,650      1,225,130



                                                        SHARES        VALUE
                                                        ------     -----------
DIVERSIFIED CHEMICALS--3.1%
Dow Chemical Co. (The) .............................     50,700    $ 1,532,154
Du Pont (E.I.) de Nemours & Co. ....................     32,600      1,314,106
                                                                   -----------
                                                                     2,846,260
                                                                   -----------
DIVERSIFIED COMMERCIAL SERVICES--2.4%
Cendant Corp.(b) ...................................     156,600     2,240,946

DIVERSIFIED FINANCIAL SERVICES--4.3%
American Express Co. ...............................     39,900      1,438,794
Freddie Mac ........................................     22,300      1,429,430
J.P. Morgan Chase & Co. ............................     42,000      1,108,800
                                                                   -----------
                                                                     3,977,024
                                                                   -----------
ELECTRIC UTILITIES--1.9%
Dominion Resources, Inc. ...........................     15,000        940,650
TXU Corp. ..........................................     17,100        826,956
                                                                   -----------
                                                                     1,767,606
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Diebold, Inc. ......................................     28,400      1,023,536

FOOTWEAR--0.9%
NIKE, Inc. Class B .................................     18,100        781,558

GAS UTILITIES--1.6%
NiSource, Inc. .....................................     73,000      1,451,970

HEALTH CARE EQUIPMENT--0.5%
Guidant Corp.(b) ...................................     11,700        430,560

HEALTH CARE FACILITIES--1.5%
HCA, Inc. ..........................................     30,000      1,396,500

HOTELS, RESORTS & CRUISE LINES--1.2%
Marriott International, Inc. Class A ...............     34,500      1,129,185

14
                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND

                                                        SHARES        VALUE
                                                        ------     -----------
HOUSEHOLD PRODUCTS--2.8%
Clorox Co. (The) ...................................     14,600    $   628,676
Kimberly-Clark Corp. ...............................     32,000      1,914,880
                                                                   -----------
                                                                     2,543,556
                                                                   -----------
HOUSEWARES & SPECIALTIES--1.0%
Newell Rubbermaid, Inc. ............................     25,600        885,760

INDUSTRIAL MACHINERY--1.8%
Illinois Tool Works, Inc. ..........................     24,600      1,685,592

INTEGRATED OIL & GAS--0.8%
ChevronTexaco Corp. ................................     10,000        766,300

INTEGRATED TELECOMMUNICATION SERVICES--2.8%
SBC Communications, Inc. ...........................     42,700      1,056,398
Verizon Communications, Inc. .......................     47,500      1,472,500
                                                                   -----------
                                                                     2,528,898
                                                                   -----------
LEISURE PRODUCTS--1.1%
Mattel, Inc. .......................................     51,900      1,008,417

LIFE & HEALTH INSURANCE--4.3%
Prudential Financial, Inc.(b) ......................     68,300      2,062,660
UnumProvident Corp. ................................     81,400      1,885,224
                                                                   -----------
                                                                     3,947,884
                                                                   -----------
MANAGED HEALTH CARE--0.9%
Aetna, Inc. ........................................     20,100        856,461

MULTI-LINE INSURANCE--1.3%
Loews Corp. ........................................     23,200      1,218,232

MULTI-UTILITIES & UNREGULATED POWER--0.6%
Duke Energy Corp. ..................................     20,500        550,015

OIL & GAS EQUIPMENT & SERVICES--1.6%
Halliburton Co. ....................................     93,800      1,425,760

PAPER PRODUCTS--1.2%
International Paper Co. ............................     28,100      1,057,965

PHARMACEUTICALS--3.8%
Bristol-Myers Squibb Co. ...........................     56,900      1,419,655
Merck & Co., Inc. ..................................      9,200        464,784
Mylan Laboratories, Inc. ...........................     49,300      1,609,645
                                                                   -----------
                                                                     3,494,084
                                                                   -----------
PROPERTY & CASUALTY INSURANCE--6.3%
Allstate Corp. (The) ...............................     76,600      2,851,052
Chubb Corp. (The) ..................................     23,700      1,466,793
MBIA, Inc. .........................................     32,400      1,489,104
                                                                   -----------
                                                                     5,806,949
                                                                   -----------



                                                        SHARES        VALUE
                                                        ------     -----------
PUBLISHING & PRINTING--1.0%
Knight-Ridder, Inc. ................................     14,600    $   886,658

RAILROADS--4.9%
CSX Corp. ..........................................     62,500      2,176,875
Union Pacific Corp. ................................     39,000      2,361,450
                                                                   -----------
                                                                     4,538,325
                                                                   -----------
SEMICONDUCTORS--0.2%
Intel Corp. ........................................     12,500        208,375

SYSTEMS SOFTWARE--0.5%
Microsoft Corp.(b) .................................      6,300        309,204
Symantec Corp.(b) ..................................      5,600        160,160
                                                                   -----------
                                                                       469,364
                                                                   -----------
TELECOMMUNICATIONS EQUIPMENT--1.0%
Harris Corp. .......................................     29,200        932,940

TOBACCO--6.1%
Philip Morris Cos., Inc. ...........................     59,000      2,950,000
UST, Inc. ..........................................     77,000      2,672,670
                                                                   -----------
                                                                     5,622,670
                                                                   -----------
TRUCKING--1.2%
Pacer International, Inc.(b) .......................     83,000      1,079,000

------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $83,934,102)                                       83,131,379
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.2%

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Flextronics International Ltd. (Singapore)(b) ......     41,900        396,793

GOLD--0.6%
Barrick Gold Corp. (Canada) ........................     35,800        575,306

INTEGRATED OIL & GAS--1.0%
Shell Transport & Trading Co. plc ADR
(United Kingdom) ...................................     22,000        892,760

OIL & GAS DRILLING--1.2%
Nabors Industries Ltd. (Barbados)(b) ...............     32,700      1,079,754

------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,288,302)                                         2,944,613
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.5%
(IDENTIFIED COST $87,222,404)                                       86,075,992
------------------------------------------------------------------------------


                                                                              15
                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND


                                            STANDARD
                                            & POOR'S      PAR
                                             RATING      VALUE
                                           (Unaudited)   (000)        VALUE
                                            ---------    ------       -----

SHORT-TERM OBLIGATIONS--5.0%

COMMERCIAL PAPER--5.0%
Govco, Inc. 1.88%, 9/3/02 ..............     A-1+         $ 510  $  509,920

Preferred Receivable Funding Corp.
1.78%, 9/5/02 ..........................     A-1          1,870   1,869,538

Emerson Electric Co. 1.75%, 9/13/02 ....     A-1          2,270   2,268,565
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,648,253)                                      4,648,023
---------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $91,870,657)                                    90,724,015(a)

Other assets and liabilities, net--1.5%                           1,373,181
                                                                -----------
NET ASSETS--100.0%                                              $92,097,196
                                                                ===========



(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,132,006 and gross depreciation of $5,981,796 for federal income tax purposes. At August 31, 2002, the aggregate cost of securities for federal income tax purposes was $92,573,805.
(b) Non-income producing.


                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND




                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2002


ASSETS
Investment securities at value
   (Identified cost $91,870,657)                                 $ 90,724,015
Cash                                                                   15,710
Receivables
   Investment securities sold                                       2,804,858
   Fund shares sold                                                   118,248
   Dividends and interest                                             110,261
                                                                 ------------
     Total assets                                                  93,773,092
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                  1,138,852
   Fund shares repurchased                                            343,936
   Distribution fee                                                    50,754
   Investment advisory fee                                             41,043
   Transfer agent fee                                                  34,943
   Professional fee                                                    24,381
   Financial agent fee                                                 10,385
   Trustees' fee                                                        7,389
   Payable to adviser                                                       7
Accrued expenses                                                       24,206
                                                                 ------------
     Total liabilities                                              1,675,896
                                                                 ------------
NET ASSETS                                                       $ 92,097,196
                                                                 ============


NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $111,951,142
Undistributed net investment income                                    50,421
Accumulated net realized loss                                     (18,757,725)
Net unrealized depreciation                                        (1,146,642)
                                                                 ------------
NET ASSETS                                                       $ 92,097,196
                                                                 ============

CLASS A
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $43,993,317)                                         4,136,217
Net asset value per share                                              $10.64
Offering price per share $10.64/(1-5.75%)                              $11.29

CLASS B
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $28,873,032)                                         2,790,848
Net asset value and offering price per share                           $10.35

CLASS C
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $19,230,847)                                         1,857,227
Net asset value and offering price per share                           $10.35






                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2002


INVESTMENT INCOME
Dividends                                                         $  1,956,638
Interest                                                               122,543
Foreign taxes withheld                                                  (1,786)
                                                                  ------------
     Total investment income                                         2,077,395
                                                                  ------------
EXPENSES
Investment advisory fee                                                823,845
Distribution fee, Class A                                              134,591
Distribution fee, Class B                                              340,932
Distribution fee, Class C                                              219,165
Financial agent fee                                                    129,306
Transfer agent                                                         238,178
Registration                                                            47,565
Professional                                                            32,068
Printing                                                                28,795
Trustees                                                                24,022
Custodian                                                               22,267
Miscellaneous                                                           14,534
                                                                  ------------
     Total expenses                                                  2,055,268
     Less expenses borne by investment adviser                        (261,170)
     Custodian fees paid indirectly                                       (646)
                                                                  ------------
     Net expenses                                                    1,793,452
                                                                  ------------
NET INVESTMENT INCOME                                                  283,943
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities                                    (18,027,281)
Net change in unrealized appreciation (depreciation)
   on investments                                                      137,398
                                                                  ------------
NET LOSS ON INVESTMENTS                                            (17,889,883)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $(17,605,940)
                                                                  ============


                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended        Year Ended
                                                                                       8/31/02           8/31/01
                                                                                   ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                    $    283,943      $    151,001
   Net realized gain (loss)                                                         (18,027,281)        3,803,605
   Net change in unrealized appreciation (depreciation)                                 137,398       (13,970,955)
                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (17,605,940)      (10,016,349)
                                                                                   ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (384,523)               --
   Net realized short-term gains, Class A                                                    --        (2,387,259)
   Net realized short-term gains, Class B                                                    --        (1,587,843)
   Net realized short-term gains, Class C                                                    --          (803,541)
   Net realized long-term gains, Class A                                               (725,832)       (1,737,888)
   Net realized long-term gains, Class B                                               (457,963)       (1,155,601)
   Net realized long-term gains, Class C                                               (296,217)         (588,929)
                                                                                   ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (1,864,535)       (8,261,061)
                                                                                   ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,198,840 and 3,287,318 shares, respectively)      14,107,742        46,692,986
   Net asset value of shares issued from reinvestment of distributions
     (90,238 and 281,813 shares, respectively)                                        1,070,740         4,052,824
   Cost of shares repurchased (1,719,723 and 1,529,227 shares, respectively)        (20,059,729)      (21,729,099)
                                                                                   ------------      ------------
Total                                                                                (4,881,247)       29,016,711
                                                                                   ------------      ------------
CLASS B
   Proceeds from sales of shares (442,182 and 1,249,934 shares, respectively)         5,058,231        17,310,177
   Net asset value of shares issued from reinvestment of distributions
     (37,057 and 190,760 shares, respectively)                                          430,227         2,685,788
   Cost of shares repurchased (640,922 and 280,219 shares, respectively)             (7,135,754)       (3,798,118)
                                                                                 --------------       --------------
Total                                                                                (1,647,296)       16,197,847
                                                                                   ------------      ------------
CLASS C
   Proceeds from sales of shares (370,401 and 1,162,509 shares, respectively)         4,248,848        16,170,224
   Net asset value of shares issued from reinvestment of distributions
     (22,395 and 81,487 shares, respectively)                                           260,229         1,147,715
   Cost of shares repurchased (419,189 and 212,171 shares, respectively)             (4,751,269)       (2,953,678)
                                                                                   ------------      ------------
Total                                                                                  (242,192)       14,364,261
                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (6,770,735)       59,578,819
                                                                                   ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (26,241,210)       41,301,409

NET ASSETS
   Beginning of period                                                              118,338,406        77,036,997
                                                                                   ------------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME (LOSS) OF $50,421 AND $151,001, RESPECTIVELY]                          $ 92,097,196      $118,338,406
                                                                                   ============      ============


                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                           ------------------------------------------------------------------
                                                                                                                     FROM
                                                                          YEAR ENDED AUGUST 31                     INCEPTION
                                                           ------------------------------------------------        11/5/97 TO
                                                             2002          2001          2000         1999          8/31/98
Net asset value, beginning of period                        $12.76        $15.03        $12.11       $ 8.94          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                            0.08          0.08          0.03         0.02            0.03
   Net realized and unrealized gain (loss)                   (1.97)        (0.93)         2.89         3.20           (1.07)
                                                            ------        ------        ------       ------          ------
     TOTAL FROM INVESTMENT OPERATIONS                        (1.89)        (0.85)         2.92         3.22           (1.04)
                                                            ------        ------        ------       ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.08)           --            --        (0.05)          (0.02)
   Dividends from net realized gains                         (0.15)        (1.42)           --           --              --
                                                            ------        ------        ------       ------          ------
     TOTAL DISTRIBUTIONS                                     (0.23)       (1.42)           --        (0.05)          (0.02)
                                                            ------        ------        ------       ------          ------
Change in net asset value                                    (2.12)        (2.27)         2.92         3.17           (1.06)
                                                            ------        ------        ------       ------          ------
NET ASSET VALUE, END OF PERIOD                              $10.64        $12.76        $15.03       $12.11          $ 8.94
                                                            ======        ======        ======       ======          ======
Total return(2)                                             (14.97)%       (6.71)%       24.11%       35.89%         (10.28)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                   $43,993       $58,260       $37,977      $26,974         $19,766

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                      1.25 %(7)     1.25 %(7)     1.25%(7)     1.25%           1.25 %(6)
   Net investment income (loss)                               0.64 %        0.53 %        0.20%        0.14%           0.31 %(6)
Portfolio turnover                                             166 %         249 %         193%         192%             59 %(5)


                                                                                         CLASS B
                                                           ------------------------------------------------------------------
                                                                                                                     FROM
                                                                          YEAR ENDED AUGUST 31                     INCEPTION
                                                           ------------------------------------------------        11/5/97 TO
                                                             2002          2001          2000         1999          8/31/98
Net asset value, beginning of period                        $12.42         $14.77       $12.00       $ 8.89          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           (0.01)        (0.03)        (0.08)       (0.07)          (0.04)
   Net realized and unrealized gain (loss)                   (1.91)        (0.90)         2.85         3.19           (1.05)
                                                            ------        ------        ------       ------          ------
     TOTAL FROM INVESTMENT OPERATIONS                        (1.92)        (0.93)         2.77         3.12           (1.09)
                                                            ------        ------        ------       ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --            --            --        (0.01)          (0.02)
   Dividends from net realized gains                         (0.15)        (1.42)           --           --              --
                                                            ------        ------        ------       ------          ------
        TOTAL DISTRIBUTIONS                                  (0.15)        (1.42)           --        (0.01)          (0.02)
                                                            ------        ------        ------       ------          ------
Change in net asset value                                    (2.07)        (2.35)         2.77         3.11           (1.11)
                                                            ------        ------        ------       ------          ------
NET ASSET VALUE, END OF PERIOD                              $10.35        $12.42        $14.77       $12.00          $ 8.89
                                                            ======        ======        ======       ======          ======
Total return(2)                                             (15.57)%       (7.42)%       23.08 %      35.05 %        (10.92)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                   $28,873       $36,669       $26,471      $24,709          $5,291
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                      2.00 %(7)     2.00 %(7)     2.00 %(7)    2.00 %          2.00 %(6)
   Net investment income (loss)                              (0.11)%       (0.22)%       (0.57)%      (0.62)%         (0.45)%(6)
Portfolio turnover                                             166 %         249 %         193 %        192 %            59 %(5)


(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.49%, 1.38%, 1.47%, 1.57% and 2.96% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.24%, 2.13%, 2.22%, 2.32% and 3.71% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                         CLASS C
                                                           ------------------------------------------------------------------
                                                                                                                     FROM
                                                                          YEAR ENDED AUGUST 31                     INCEPTION
                                                           ------------------------------------------------        11/5/97 TO
                                                             2002          2001          2000         1999          8/31/98
Net asset value, beginning of period                        $12.43       $14.78         $12.00       $ 8.89         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           (0.01)        (0.03)        (0.07)       (0.07)         (0.04)
   Net realized and unrealized gain (loss)                   (1.92)        (0.90)         2.85         3.19          (1.05)
                                                            ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                        (1.93)        (0.93)         2.78         3.12          (1.09)
                                                            ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --            --            --        (0.01)         (0.02)
   Dividends from net realized gains                         (0.15)        (1.42)           --           --             --
                                                            ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     (0.15)        (1.42)           --        (0.01)         (0.02)
                                                            ------        ------        ------       ------         ------
Change in net asset value                                    (2.08)        (2.35)         2.78         3.11          (1.11)
                                                            ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                              $10.35        $12.43        $14.78       $12.00         $ 8.89
                                                            ======        ======        ======       ======         ======
Total return(2)                                             (15.56)%       (7.41)%       23.17 %      34.91 %       (10.86)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                   $19,231       $23,409       $12,590       $3,108         $2,005

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                      2.00 %(6)     2.00 %(6)     2.00 %(6)    2.00 %         2.00 %(5)
   Net investment income (loss)                              (0.11)%       (0.22)%       (0.52)%      (0.60)%        (0.45)%(5)
Portfolio turnover                                             166 %         249 %         193 %        192 %           59 %(4)


(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.24%, 2.13%, 2.22%, 2.32% and 3.71% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                        See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company whose shares are offered in two separate Series, each a "Fund." Each Fund has distinct investment objectives.
   Phoenix-Hollister Small Cap Value Fund seeks long-term capital appreciation. Phoenix-Hollister Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income.
   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of nontaxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain prior year distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchanges rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (CONTINUED)

between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At August 31, 2002, the Trust had no forward currency contracts.

G. OPTIONS:

   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
   Each Fund will realize a gain or loss upon the expiration or closing of the options transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
   Each Fund may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At August 31, 2002, the Trust had no options.

H. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remain sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At August 31, 2002, the Trust had no repurchase agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                      1st        $1-2      $2 +
Fund                                $1 Billion  Billion   Billion
------                              ----------  -------   -------
Small Cap Value Fund ...........       0.90%     0.85%     0.80%
Value Equity Fund ..............       0.75%     0.70%     0.65%

   The Advisor has voluntarily agreed to assume total operating expenses of each Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2002, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                    Class A      Class B      Class C
                                    Shares       Shares       Shares
                                    --------     -------      -------
Small Cap Value Fund ...........       1.40%      2.15%        2.15%
Value Equity Fund ..............       1.25%      2.00%        2.00%

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $40,213 for Class A shares, and deferred sales charges of $179,994 for Class B shares and $14,710 for Class C shares for the year ended August 31, 2002. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the year ended August 31, 2002, $1,021,629 was retained by the Distributor, $794,046 was paid to unaffiliated participants, and $27,544 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.
   As Financial Agent of each Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the year ended August 31, 2002, financial agent fees were $317,564, of which PEPCO received $76,780. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended August 31, 2002, transfer agent fees were $715,730, of which PEPCO retained $253,806, which is net of the fees paid to State Street.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (CONTINUED)


   For the year ended August 31, 2002, the Trust paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions of $159,935 in connection with portfolio transactions effected by it.
   At August 31, 2002, PNX and its affiliates held shares of the Trust which aggregated the following:

                                                              Aggregate Net
                                             Shares            Asset Value
                                            ---------         -------------
Value Equity Fund, Class A ............       417,133          $ 4,438,295
Value Equity Fund, Class B ............     1,005,749           10,409,502


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the year ended August 31, 2002 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                          Purchases              Sales
                                         ------------         ------------
Small Cap Value Fund ..................  $234,833,370         $215,277,305
Value Equity Fund .....................   172,470,179          176,512,012

   There were no purchases or sales of long-term U.S. Government and agency securities during the year ended August 31, 2002.

4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION

   The funds have capital loss carryovers which may be used to offset future capital gains, as follows:
                                        Expiration Year
                                        ---------------
                                              2010
                                          -----------
Small Cap Value Fund ..................   $27,551,224
Value Equity Fund .....................     6,597,012


   Under the current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2002, the funds deferred current year and recognized prior year post-October losses as follows:

                                           Deferred            Recognized
                                          -----------          -----------
Small Cap Value Fund ..................   $ 6,649,857          $21,421,340
Value Equity Fund .....................    11,457,561                   --


   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedule of Investments) consist of undistributed ordinary income of $0 for Small Cap Value Fund and $50,417 for Value Equity Fund, and undistributed long-term capital gains of $0 for both funds.
   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

6. RECLASSICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended August 31, 2002, the Small Cap Value Fund recorded the following permanent reclassifications which arose primarily from nondeductible current net operating losses and differing treatment of certain income and gain transactions. The reclassifications have no impact on the net assets or net asset value of the Fund. The Small Cap Value Fund recorded reclassifications to increase (decrease) the accounts listed below:



                             CAPITAL PAID IN      UNDISTRIBUTED     ACCUMULATED
                              ON SHARES OF        NET INVESTMENT    NET REALIZED
                           BENEFICIAL INTEREST    INCOME (LOSS)     GAIN (LOSS)
                           -------------------    --------------    ------------
Small Cap Value Fund ....     $(1,249,682)           $893,570         $356,112


   This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS





[GRAPHIC OMITTED]

PRICEWATERHOUSECOOPERS


To the Board of Trustees and Shareholders of Phoenix Investment Trust 97:



     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Hollister Small Cap Value Fund and Phoenix-Hollister Value Equity Fund (constituting the Phoenix Investment Trust 97, hereafter referred to as the "Trust") at August 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/S/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
October 11, 2002

FUND MANAGEMENT


     Information pertaining to the Trustees and officers1 of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                       INDEPENDENT TRUSTEES
------------------------------ --------------------- -------------------------------- ----------------------------------------------

                                                          NUMBER OF
                                                      PORTFOLIOS IN FUND
                                                           COMPLEX                               PRINCIPAL OCCUPATION(S)
NAME, (AGE), AND                    LENGTH OF            OVERSEEN BY                             DURING PAST 5 YEARS AND
   ADDRESS                         TIME SERVED             TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Robert Chesek (67)             Served since 1997.             31                      Currently retired.
------------------------------ --------------------- -------------------------------- ----------------------------------------------
E. Virgil Conway (72)          Served since 1997.             33                      Chairman, Rittenhouse Advisors, LLC
Rittenhouse Advisors, LLC                                                             (consulting firm) since 2001.
101 Park Avenue                                                                       Trustee/Director, Realty Foundation of New
New York, NY 10178                                                                    York (1972-present), Pace University
                                                                                      (1978-present), New York Housing Partnership
                                                                                      Development Corp. (Chairman) (1981-present),
                                                                                      Greater New York Councils, Boy Scouts of
                                                                                      America (1985-present), Academy of Political
                                                                                      Science (Vice Chairman) (1985-present),
                                                                                      Urstadt Biddle Property Corp. (1989-present),
                                                                                      The Harlem Youth Development Foundation
                                                                                      (1998-present). Chairman, Metropolitan
                                                                                      Transportation Authority (1992-2001).
                                                                                      Director, Trism, Inc. (1994-2001),
                                                                                      Consolidated Edison Company of New York, Inc.
                                                                                      (1970-2002), Atlantic Mutual Insurance Company
                                                                                      (1974-2002), Centennial Insurance Company
                                                                                      (1974-2002), Josiah Macy, Jr., Foundation
                                                                                      (1975-2002), Union Pacific Corp. (1978-2002),
                                                                                      BlackRock Freddie Mac Mortgage Securities Fund
                                                                                      (Advisory Director) (1990-2002), Accuhealth
                                                                                      (1994-2002).
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Harry Dalzell-Payne (72)       Served since 1997.             33                      Currently retired.
The Flat, Elmore Court
Elmore, GL05, GL2 3NT U.K.
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Francis E. Jeffries (71)       Served since 1997.             34                      Director, The Empire District Electric Company
8477 Bay Colony Dr. #902                                                              (1984-present). Director (1989-1997), Chairman
Naples, FL 34108                                                                      of the Board (1993-1997), Phoenix Investment
                                                                                      Partners, Ltd.
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Leroy Keith, Jr. (62)          Served since 1997.             31                      Partner, Stonington Partners, Inc. (private
Stonington Partners, Inc.                                                             equity fund) since 2001. Chairman (1995 to
736 Market Street, Ste. 1430                                                          2000) and Chief Executive Officer (1995-1998),
Chattanooga, TN 37402                                                                 Carson Products Company (cosmetics).
                                                                                      Director/Trustee, Evergreen Funds (6
                                                                                      portfolios).
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Geraldine M. McNamara (50)     Served since 2001.             31                      Managing Director, U.S. Trust Company of New
United States Trust Company                                                           York (private bank) (1982-present).
   of NY
114 West 47th Street
New York, NY 10036
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Everett L. Morris (73)         Served since 1997.             33                      Vice President, W.H. Reaves and Company
W.H. Reaves and Company                                                               (investment management) (1993-present).
10 Exchange Place
Jersey City, NJ 07302
------------------------------ --------------------- -------------------------------- ----------------------------------------------

------------------------------ --------------------- -------------------------------- ----------------------------------------------
                                                          NUMBER OF
                                                      PORTFOLIOS IN FUND
                                                           COMPLEX                          PRINCIPAL OCCUPATION(S)
NAME, (AGE), AND                    LENGTH OF            OVERSEEN BY                        DURING PAST 5 YEARS AND
   ADDRESS                         TIME SERVED             TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Herbert Roth, Jr. (73)         Served since 1997.             31                      Currently retired. Member, Directors Advisory
134 Lake Street                                                                       Council, Phoenix Life Insurance Company
Sherbom, MA 01770                                                                     (1998-present). Director, Boston Edison
                                                                                      Company (1978-present), Landauer, Inc.
                                                                                      (medical services) (1970-present), Tech
                                                                                      Ops./Sevcon, Inc. (electronic controllers)
                                                                                      (1987-present), and Mark IV Industries
                                                                                      (diversified manufacturer) (1985-present).
                                                                                      Director, Phoenix Home Life Mutual Insurance
                                                                                      Company (1972-1998).
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Richard E. Segerson (55)       Served since 1997.             31                      Managing Director, Northway Management
Northway Management Company                                                           (1998-present). Managing Director, Mullin
164 Mason Street                                                                      Associates (1993-1998).
Greenwich, CT 06830
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Lowell P. Weicker, Jr. (70)    Served since 1997.             31                      Director, UST Inc. (1995-present), HPSC Inc.
200 Duke Street                                                                       (1995-present), Compuware (1996-present) and
Alexandria, VA 22314                                                                  WWF, Inc. (2000-present). President, The Trust
                                                                                      for America's Health (non-profit)
                                                                                      (2001-present). Director, Duty Free
                                                                                      International, Inc. (1997-1998).
------------------------------ --------------------- -------------------------------- ----------------------------------------------

                                                        INTERESTED TRUSTEES

     The individuals listed below are "interested persons" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                          NUMBER OF
                                                      PORTFOLIOS IN FUND
                                                           COMPLEX                          PRINCIPAL OCCUPATION(S)
   NAME, (AGE), AND                 LENGTH OF            OVERSEEN BY                        DURING PAST 5 YEARS AND
POSITION(S) WITH TRUST             TIME SERVED             TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------- -------------------------------- ----------------------------------------------
*Philip R. McLoughlin (55)     Served since 1997.             44                      Director, PXRE Corporation (Delaware)
 Chairman and President                                                               (1985-present), World Trust Fund
                                                                                      (1991-present). Chairman (1997-2002), Director
                                                                                      (1995-2002), Vice Chairman (1995-1997) and
                                                                                      Chief Executive Officer (1995-2002, Phoenix
                                                                                      Investment Partners, Ltd. Director, Executive
                                                                                      Vice President and Chief Investment Officer,
                                                                                      The Phoenix Companies, Inc. (2001-2002).
                                                                                      Director (1994-2002) and Executive Vice
                                                                                      President, Investments (1988-2002), Phoenix
                                                                                      Life Insurance Company. Director (1983-2002)
                                                                                      and Chairman (1995-2002), Phoenix Investment
                                                                                      Counsel, Inc. Director (1984-2002) and
                                                                                      President (1990-2000), Phoenix Equity Planning
                                                                                      Corporation. Chairman and Chief Executive
                                                                                      Officer, Phoenix/Zweig Advisers LLC
                                                                                      (1999-2002). Director, Phoenix Investment
                                                                                      Management Company (2001-2002). Director and
                                                                                      Executive Vice President, Phoenix Life and
                                                                                      Annuity Company (1996-2002). Director and
                                                                                      Executive Vice President, PHL Variable
                                                                                      Insurance Company (1995-2002). Director,
                                                                                      Phoenix National Trust Company (1996-2002).
                                                                                      Director and Vice President, PM Holdings, Inc.
                                                                                      (1985-2002). Director, PHL Associates, Inc.
                                                                                      (1995-2002). Director (1992-2002) and
                                                                                      President (1992-1994), WS Griffith Securities,
                                                                                      Inc.
------------------------------ --------------------- -------------------------------- ----------------------------------------------
**James M. Oates (55)          Served since 1997.             31                      Chairman, IBEX Capital Markets Inc. (financial
  IBEX Capital Markets, Inc.,                                                         services) (1997-present). Managing Director,
  60 State Street, Ste. 950                                                           Wydown Group (consulting firm) (1994-present).
  Boston, MA 02109                                                                    Director, Investors Financial Service
                                                                                      Corporation (1995-present), Investors Bank &
                                                                                      Trust Corporation (1995-present), Plymouth
                                                                                      Rubber Co. (1995-present), Stifel Financial
                                                                                      (1996-present), Connecticut River Bancorp
                                                                                      (1998-present), Connecticut River Bank
                                                                                      (1998-present), 1Mind, Inc. (1999-present) and
                                                                                      1Mind.com (2000-present). Director and
                                                                                      Treasurer Endowment for Health, Inc.
                                                                                      (2000-present). Chairman, Emerson Investment
                                                                                      Management, Inc. (2000-present). Member, Chief
                                                                                      Executives Organization (1996-present). Vice
                                                                                      Chairman, Massachusetts Housing Partnership
                                                                                      (1998-1999). Director, Blue Cross and Blue
                                                                                      Shield of New Hampshire (1994-1999), AIB
                                                                                      Govett Funds (1991-2000) and Command Systems,
                                                                                      Inc. (1998-2000). Director, Phoenix Investment
                                                                                      Partners, Ltd. (1995-2001).
------------------------------ --------------------- -------------------------------- ----------------------------------------------

   * Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. ("Phoenix") and its affiliates.
   ** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, IBEX Capital Markets, Inc. and Phoenix and certain of its affiliates.


                                            OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------ --------------------- -------------------------------- ----------------------------------------------
                               POSITION(S) HELD WITH
NAME, (AGE), AND                TRUST AND LENGTH OF               PRINCIPAL OCCUPATION(S)
   ADDRESS                         TIME SERVED                    DURING PAST 5 YEARS
------------------------------ --------------------- -------------------------------- ----------------------------------------------
William R. Moyer (57)    Executive Vice             Executive Vice President and Chief Financial
                         President since 1997.      Officer (1999-present), Senior Vice President
                                                    and Chief Financial Officer (1995-1999), Phoenix
                                                    Investment Partners, Ltd. Director
                                                    (1998-present), Senior Vice President, Finance
                                                    (1990-present), Chief Financial Officer
                                                    (1996-present), and Treasurer (1998-present),
                                                    Phoenix Equity Planning Corporation. Director
                                                    (1998-present), Senior Vice President
                                                    (1990-present), Chief Financial Officer
                                                    (1996-present) and Treasurer (1994-present),
                                                    Phoenix Investment Counsel, Inc. Senior Vice
                                                    President and Chief Financial Officer, Duff &
                                                    Phelps Investment Management Co. (1996-present).
                                                    Vice President, Phoenix Fund Complex
                                                    (1990-present).
------------------------------ --------------------- -------------------------------- ----------------------------------------------
John F. Sharry (51)      Executive Vice             President, Private Client Group (1999-present),
                         President since 1998.      Executive Vice President, Retail Division
                                                    (1997-1999), Phoenix Investment Partners, Ltd.
                                                    President, Private Client Group, Phoenix Equity
                                                    Planning Corporation (2000-present). Executive
                                                    Vice President, Phoenix Fund Complex
                                                    (1998-present).
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Robert A. Driessen (54)  Vice President since 1999. Vice President and Compliance Officer, Phoenix
                                                    Investment Partners, Ltd. (1999-present) and
                                                    Phoenix Investment Counsel, Inc. (1999-present).
                                                    Vice President, Phoenix Fund Complex
                                                    (1999-present). Compliance Officer
                                                    (2000-present) and Associate Compliance Officer
                                                    (1999), PXP Securities Corp. Vice President,
                                                    Risk Management Liaison, Bank of America
                                                    (1996-1999). Vice President, Securities
                                                    Compliance, The Prudential Insurance Company of
                                                    America (1993-1996). Branch Chief/Financial
                                                    Analyst, Securities and Exchange Commission,
                                                    Division of Investment Management (1972-1993).
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Nancy G. Curtiss (49)    Treasurer since 1997.      Vice President, Fund Accounting (1994-present)
                                                    and Treasurer (1996-present), Phoenix Equity
                                                    Planning Corporation. Treasurer, Phoenix Fund
                                                    Complex (1994-present).
------------------------------ --------------------- -------------------------------- ----------------------------------------------
Richard J. Wirth (43)    Secretary since 2002.      Vice President and Insurance and Investment
One American Row                                    Products Counsel (2002-present), Counsel
Hartford, CT 06102                                  (1993-2002), Phoenix Life Insurance Company.
------------------------------ --------------------- -------------------------------- ----------------------------------------------

1 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301



TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.


OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101


TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO CONTACT US
Mutual Fund Services                        1-800-243-1574
Advisor Consulting Group                    1-800-243-4361
Text Telephone                              1-800-243-1926
Web site                            PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing
regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574
--------------------------------------------------------------------------------

                                                          ----------------
                                                              PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Louisville, KY
                                                           Permit No. 1051
                                                          ----------------



PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480





[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.





For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.






E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.




PXP 215 (10/03)